FINANCIAL STATEMENT DETAILS - Other Income (Expense), Net (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other income (expense), net:
Impairments related to COVID-19		$ (59,001)	$ 0	$ 0
Realized gains related to the sale of investments		10,661	2,327	589
Realized gains related to the sale of the investment in Pinterest		0	20,486	26,777
Upward adjustments to the carrying value of equity securities without readily determinable fair values		0	18,505	128,901
Interest income		7,189	15,164	9,125
Realized gains (losses) related to the sale of business		1,061	(8,239)	121,230
Unrealized reduction in the estimated fair value of a warrant		(1,213)	(9,123)	0
Mark-to-market loss on an indemnification claim related to the Handy acquisition		(181)	(1,779)	0
Other		(984)	(3,294)	(3,827)
Other (expense) income, net		(42,468)	34,047	282,795
Condensed Income Statements, Captions [Line Items]
Impairment of equity securities without readily determinable fair value	$ 51,500	51,500
Impairment of note receivable and warrant	$ 7,500	7,500
Unrealized gain (loss) on investment		$ 840,550	$ 0	0
Pinterest
Condensed Income Statements, Captions [Line Items]
Unrealized gain (loss) on investment				$ 128,800